Business Combination (Details) - USD ($)		12 Months Ended
	May 16, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Cash consideration		$ 106,457	$ 1,879,950
Alpha Mind [Member]
Business Combination [Line Items]
Ownership rate	85.00%	85.00%
Business Combination [Member]
Business Combination [Line Items]
Aggregate purchase price	$ 99,650,000
Consideration		$ 99,650,000
Alpha Mind [Member]
Business Combination [Line Items]
Consideration		7,000,000
Cash consideration		92,650,000
Loan receivable and other receivable		$ 3,650,000
Deposit paid			$ 1,000,000